Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Accounts Payable and Accrued Liabilities Explanatory [Abstract]
Accounts payable and accrued liabilities
10.	Accounts payable and accrued liabilities

($000s)	December 31, 2021	December 31, 2020
Trade payables	10,190	2,466
Trade and other payables due to related parties	136	57
Non-trade payables and accrued expenses	1,839	2,854
	12,165	5,377